UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09013

Investment Company Act File Number

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Income Trust

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 143.3%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.1%
Atlantic Aviation FBO, Inc.
Term Loan, 3.25%, Maturing June 1, 2020	271	$269,887
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021	499	503,424
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	331	330,800
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	116	116,368
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	161	160,871
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	221	176,741
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	915	870,749
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	150	149,961
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,251	2,251,267
Term Loan, 3.75%, Maturing June 4, 2021	893	893,064

		$5,723,132

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019	1,150	$1,052,020

		$1,052,020

Automotive — 5.4%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	743	$745,031
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019	1,679	1,682,021
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017	2,422	2,423,760
Term Loan, 3.25%, Maturing December 31, 2018	1,040	1,039,284
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	323	322,280
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	470	471,132
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	1,940	1,937,339
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	2,813	2,841,064
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	500	504,140
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	1,277	1,285,585
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	422	422,164
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	371	371,327
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	521	520,981

		$14,566,108

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Beverage and Tobacco — 0.3%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		366	$354,656
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		500	482,500

			$837,156

Brokerage/Securities Dealers/Investment Houses — 0.2%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		157	$157,099
Astro AB Borrower, Inc.
Term Loan, Maturing March 3, 2022(2)		150	151,125
Term Loan - Second Lien, Maturing March 3, 2023(2)		125	125,938

			$434,162

Building and Development — 1.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		616	$614,279
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		296	291,560
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021		746	744,326
Headwaters, Inc.
Term Loan, 4.50%, Maturing March 24, 2022		100	100,562
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		449	449,320
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		755	751,328
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		243	243,973
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		314	313,875

			$3,509,223

Business Equipment and Services — 12.4%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021		1,646	$1,661,758
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		1,307	960,894
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		198	198,000
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		417	394,151
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020		395	393,416
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		544	538,211
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		220	219,640
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		308	305,519
ClientLogic Corporation
Term Loan, 7.24%, Maturing January 30, 2017	EUR	586	617,033
Term Loan, 7.50%, Maturing January 30, 2017		303	301,591
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		470	470,532
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		223	223,111
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		721	694,004
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020		135	124,450
Term Loan, 8.50%, Maturing July 2, 2020		224	183,311

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		1,199	$1,205,798
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		706	707,920
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		330	330,281
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		349	350,353
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		55	55,157
Term Loan, 4.00%, Maturing November 6, 2020		216	215,613
Term Loan, 4.75%, Maturing November 6, 2020	CAD	296	225,717
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		224	224,987
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		1,203	1,201,186
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		591	596,910
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	563	609,617
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		500	494,687
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		1,373	1,372,562
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		1,195	1,199,064
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		549	564,254
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		626	623,750
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019		509	489,672
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		584	585,608
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		272	273,429
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		2,570	2,577,650
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		749	747,111
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		250	245,625
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		336	336,434
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		500	492,500
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		1,194	1,197,229
SunGard Data Systems, Inc.
Term Loan, 3.93%, Maturing February 28, 2017		1,240	1,242,171
Term Loan, 4.00%, Maturing March 8, 2020		3,116	3,127,186
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		446	446,869
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		2,054	2,056,818
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		574	579,513
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		1,689	1,688,242

			$33,349,534

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 3.1%
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		802	$804,253
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		119	118,072
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		491	488,641
Term Loan, 3.75%, Maturing June 30, 2021		422	419,176
Mediacom Illinois, LLC
Term Loan, 3.15%, Maturing October 23, 2017		381	380,571
Term Loan, 3.75%, Maturing June 30, 2021		249	248,489
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		509	511,118
Term Loan, 4.50%, Maturing May 21, 2020		588	590,795
Sterling Entertainment Enterprises, LLC
Term Loan, 3.18%, Maturing December 28, 2017		360	344,772
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020		2,180	2,179,915
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	750	1,115,071
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	191	205,749
Term Loan, 3.75%, Maturing January 15, 2022	EUR	297	319,381
Term Loan, 3.75%, Maturing January 15, 2022	EUR	537	578,084

			$8,304,087

Chemicals and Plastics — 6.9%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		146	$146,057
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		75	75,782
Aruba Investments, Inc.
Term Loan, 5.25%, Maturing February 2, 2022		150	151,313
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		1,808	1,799,401
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		1,284	1,287,777
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		200	200,747
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		249	249,268
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		275	270,188
Flint Group GmbH
Term Loan, 4.75%, Maturing September 7, 2021		74	74,151
Flint Group US, LLC
Term Loan, 4.75%, Maturing September 7, 2021		448	448,551
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		821	821,905
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		973	979,249
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		2,516	2,505,661
Term Loan, 4.25%, Maturing March 31, 2022	EUR	225	241,856
Term Loan, 4.25%, Maturing March 31, 2022		350	350,656
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020		149	149,335
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		642	645,542
Term Loan, 4.75%, Maturing June 7, 2020		299	301,644

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 9, 2021		893	$898,576
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		274	275,221
Term Loan, 5.00%, Maturing July 25, 2021	EUR	473	513,780
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		346	336,336
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		500	466,250
Polarpak, Inc.
Term Loan, Maturing June 7, 2020(2)	CAD	1,050	821,770
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		587	585,101
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		149	149,110
Term Loan, 4.50%, Maturing July 31, 2021	EUR	473	511,493
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020		34	33,876
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020		191	191,964
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		1,496	1,497,948
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		1,685	1,685,016

			$18,665,524

Conglomerates — 1.3%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	880	$1,314,511
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		1,386	1,274,873
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	469	507,433
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		517	517,965

			$3,614,782

Containers and Glass Products — 2.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		1,054	$1,052,249
Term Loan, 3.75%, Maturing January 6, 2021		294	295,018
Crown Americas, LLC
Term Loan, 4.00%, Maturing October 22, 2021		748	756,249
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		750	756,556
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		199	198,004
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		434	432,908
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		1,648	1,656,236
TricorBraun, Inc.
Term Loan, 4.01%, Maturing May 3, 2018		301	300,500

			$5,447,720

Cosmetics/Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 4.50%, Maturing September 3, 2021		298	$299,481
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		582	582,482
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		1,043	1,009,225

			$1,891,188

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Drugs — 3.8%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		195	$195,977
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		293	296,156
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		422	420,494
Term Loan, 4.50%, Maturing March 11, 2021	EUR	324	350,466
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021		198	198,421
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		809	811,120
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		934	933,985
Salix Pharmaceuticals Ltd.
Term Loan, 5.50%, Maturing January 2, 2020		1,302	1,303,535
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		765	765,060
Term Loan, 3.50%, Maturing December 11, 2019		1,302	1,302,482
Term Loan, 3.50%, Maturing August 5, 2020		1,553	1,554,040
Term Loan, Maturing March 10, 2022(2)		781	785,236
Term Loan, Maturing March 13, 2022(2)		1,019	1,025,170
VWR Funding, Inc.
Term Loan, 3.43%, Maturing April 3, 2017		317	317,209

			$10,259,351

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		969	$960,535
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		399	401,081

			$1,361,616

Electronics/Electrical — 12.6%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		320	$320,525
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		549	525,994
Applied Systems, Inc.
Term Loan, 4.29%, Maturing January 25, 2021		420	420,369
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		2,655	2,664,111
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020		400	410,500
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021		347	345,417
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		174	174,778
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		119	119,186
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		358	334,955
Dealertrack Technologies, Inc.
Term Loan, 3.25%, Maturing February 28, 2021		239	237,833
Dell, Inc.
Term Loan, 4.50%, Maturing April 29, 2020		4,123	4,153,784
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		1,709	1,710,728
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		209	208,419

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	414	$416,515
Eze Castle Software, Inc.
Term Loan, Maturing April 6, 2020(2)	858	857,060
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	380	381,187
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	927	930,533
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	2,380	2,392,228
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	221	222,641
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	2,626	2,606,540
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	275	274,828
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	248	250,761
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	550	547,823
Term Loan, 5.25%, Maturing November 19, 2021	485	486,608
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	683	684,731
MH Sub I, LLC
Term Loan, 5.00%, Maturing July 8, 2021	422	422,784
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	637	637,117
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	224	221,771
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	347	340,003
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	125	121,875
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	216	216,524
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	250	250,937
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	2,228	2,198,395
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	99	99,315
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	347	348,305
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing December 7, 2018	214	215,911
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	1,070	1,058,661
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	288	286,995
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	619	619,142
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	422	418,649
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	264	266,482
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	424	426,652
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020	1,019	1,024,938
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	382	384,487

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,016	$1,017,671
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	665	662,439
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	1,026	1,039,391

		$33,956,498

Equipment Leasing — 0.5%
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing June 30, 2017	1,417	$1,419,914

		$1,419,914

Financial Intermediaries — 5.7%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	496	$496,151
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	500	501,250
CITGO Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	1,522	1,522,206
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	269	266,074
First Data Corporation
Term Loan, 3.67%, Maturing March 24, 2018	2,695	2,696,662
Term Loan, 3.67%, Maturing September 24, 2018	950	950,831
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	582	577,787
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	667	670,070
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	259	259,027
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	400	396,358
Home Loan Servicing Solutions Ltd.
Term Loan, 4.50%, Maturing June 26, 2020	516	505,806
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	1,871	1,873,243
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	238	236,312
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	221	208,648
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	49	49,745
Term Loan, 6.25%, Maturing September 4, 2018	345	346,474
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,854	1,809,227
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019	492	492,115
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	123	121,505
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	321	321,740
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	1,205	1,109,447

		$15,410,678

Food Products — 7.0%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	1,528	$1,532,053
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	634	633,266

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Charger OpCo B.V.
Term Loan, 3.50%, Maturing July 23, 2021	EUR	350	$379,160
Term Loan, 3.50%, Maturing July 23, 2021		1,075	1,072,984
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		467	467,466
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		596	568,063
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		99	99,103
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		644	644,465
H.J. Heinz Company
Term Loan, 3.25%, Maturing June 5, 2020		3,407	3,413,247
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		421	418,646
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		864	865,291
Term Loan, 3.75%, Maturing September 18, 2020		763	764,806
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	333	341,632
Term Loan, 4.50%, Maturing December 19, 2022(4)(5)	EUR	209	208,768
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		4,183	4,134,601
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, 5.25%, Maturing March 13, 2022	EUR	975	1,061,296
Onex Wizard US Acquisition, Inc.
Term Loan, 5.25%, Maturing March 13, 2022		600	606,656
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		345	343,826
Term Loan, 3.00%, Maturing April 29, 2020		900	897,551
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		548	550,106

			$19,002,986

Food Service — 3.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021		3,172	$3,207,132
Aramark Services, Inc.
Term Loan, 3.67%, Maturing July 26, 2016		88	87,780
Term Loan, 3.67%, Maturing July 26, 2016		157	156,223
Buffets, Inc.
Term Loan, 0.15%, Maturing April 22, 2015(3)		48	38,242
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		371	367,491
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		249	246,877
Darling International, Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	470	507,126
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		1,116	1,119,822
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		340	334,832
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		191	186,453
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		123	122,429
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		2,358	2,361,157

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	3,528	$1,899,609

		$10,635,173

Food/Drug Retailers — 4.2%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019	1,600	$1,612,125
Term Loan, 5.50%, Maturing August 25, 2021	450	454,250
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019	1,016	1,023,105
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	3,277	3,258,225
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	2,267	2,275,242
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	725	731,948
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	2,095	2,104,135

		$11,459,030

Health Care — 16.4%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	125	$126,090
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	547	549,986
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	1,313	1,317,994
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	614	612,914
Amneal Pharmaceuticals, LLC
Term Loan, 5.00%, Maturing November 1, 2019	741	745,127
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021	298	298,867
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	1,433	1,440,151
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	469	472,278
Auris Luxembourg III S.a.r.l.
Term Loan, 5.50%, Maturing January 17, 2022	375	379,219
Biomet, Inc.
Term Loan, 3.67%, Maturing July 25, 2017	3,316	3,316,049
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020	506	503,086
Term Loan, 6.50%, Maturing July 31, 2020	844	838,477
Capella Healthcare, Inc.
Term Loan, 5.25%, Maturing December 31, 2021	374	377,336
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	723	727,126
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	16	15,647
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	390	392,055
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021	3,494	3,515,498
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	498	498,744
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	1,563	1,568,910
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017	1,343	1,347,762

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,550	$1,556,571
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	46	46,311
Term Loan, 4.25%, Maturing August 30, 2020	156	156,213
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.18%, Maturing February 27, 2021	2,327	2,326,937
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	816	819,090
Impax Laboratories, Inc.
Term Loan, 5.50%, Maturing December 2, 2020	400	403,375
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 11, 2019	494	469,063
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	1,243	1,249,447
Term Loan, 7.75%, Maturing May 15, 2018	304	304,523
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	720	723,910
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	2,449	2,458,137
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	844	816,881
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	743	741,638
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	175	174,561
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	2,533	2,556,592
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	272	272,846
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	1,652	1,660,036
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	815	816,433
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	1,538	1,526,717
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018	953	954,424
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	501	502,407
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	869	871,123
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	795	798,847
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019	553	560,033
Select Medical Corporation
Term Loan, 3.01%, Maturing December 20, 2016	97	96,786
Term Loan, 3.75%, Maturing June 1, 2018	555	555,880
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	172	171,667
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	574	562,091
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	829	829,073
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	172	172,984

		$44,197,912

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Home Furnishings — 0.6%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		124	$123,363
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		779	781,292
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		617	618,365

			$1,523,020

Industrial Equipment — 4.0%
Alliance Laundry Systems, LLC
Term Loan, 4.25%, Maturing December 10, 2018		151	$152,057
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		368	361,414
Delachaux S.A.
Term Loan, 5.25%, Maturing October 28, 2021		275	277,406
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		504	509,862
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		300	302,000
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		1,608	1,528,919
Term Loan, 4.75%, Maturing July 30, 2020	EUR	197	206,831
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		1,368	1,366,903
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		325	319,042
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020		221	218,838
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		316	317,678
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		347	348,325
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		2,241	2,244,476
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		573	569,740
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		149	146,273
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		394	395,444
Terex Corporation
Term Loan, 4.00%, Maturing August 13, 2021	EUR	771	832,884
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021		223	222,298
Wittur GmbH
Term Loan, Maturing February 10, 2022(2)	EUR	450	478,765

			$10,799,155

Insurance — 4.2%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		967	$968,318
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		2,398	2,417,553
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		4,197	4,216,438
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		500	503,437
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		246	230,887
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		465	456,488

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	1,379	$1,369,876
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	1,199	1,193,429

		$11,356,426

Leisure Goods/Activities/Movies — 5.0%
Aufinco Pty Limited
Term Loan, 4.00%, Maturing May 29, 2020	221	$220,648
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	500	493,750
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	1,603	1,603,190
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	440	441,433
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	1,923	1,935,847
Dave & Buster’s, Inc.
Term Loan, 4.25%, Maturing July 25, 2020	61	61,153
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	479	482,333
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	635	638,492
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	171	170,588
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	419	419,380
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	1,267	1,263,678
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	670	670,775
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	587	587,783
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	1,351	1,320,074
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash, 5.75% PIK), Maturing March 28, 2018(3)	432	27,672
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020	837	836,778
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	591	499,696
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	271	264,916
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	1,417	1,411,776

		$13,349,962

Lodging and Casinos — 5.2%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	206	$207,644
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	1,343	1,332,615
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	375	375,469
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	233	233,608
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(6)	597	548,627
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	386	388,450
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020	1,800	1,815,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gala Group Ltd.
Term Loan, 5.50%, Maturing May 27, 2018	GBP	825	$1,228,722
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		66	66,476
Term Loan, 5.50%, Maturing November 21, 2019		154	155,111
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		2,457	2,462,832
La Quinta Intermediate Holdings, LLC
Term Loan, 4.00%, Maturing April 14, 2021		500	502,190
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		1,271	1,268,499
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		329	329,764
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		246	246,019
RHP Hotel Properties L.P.
Term Loan, 3.75%, Maturing January 15, 2021		323	325,049
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		1,802	1,808,946
Term Loan, 6.00%, Maturing October 1, 2021		424	425,468
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020		172	172,160

			$13,893,399

Nonferrous Metals/Minerals — 2.4%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		392	$274,890
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		1,435	1,114,046
Dynacast International, LLC
Term Loan, 5.25%, Maturing January 28, 2022		300	302,059
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		985	870,494
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		668	659,730
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		509	476,149
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		1,630	1,631,050
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019		205	197,185
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		375	312,187
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019		250	237,500
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018		821	501,672

			$6,576,962

Oil and Gas — 5.8%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		590	$522,904
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020		814	795,398
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018		973	968,105
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021		473	468,096
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019		915	867,407

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	1,022	$851,638
Energy Transfer Equity L.P.
Term Loan, 4.00%, Maturing December 2, 2019	200	199,625
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	517	485,097
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,092	807,977
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,682	3,533,680
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	281	279,929
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	423	287,606
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	925	487,938
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	2,201	1,754,886
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	249	218,651
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	17	15,069
Term Loan, 4.25%, Maturing December 16, 2020	46	40,406
Term Loan, 4.25%, Maturing December 16, 2020	329	290,465
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	104	97,026
Term Loan, 4.25%, Maturing October 1, 2019	170	158,850
Term Loan, 4.25%, Maturing October 1, 2019	1,282	1,198,792
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	199	189,071
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	31	30,599
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	197	197,962
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	934	860,146

		$15,607,323

Publishing — 3.3%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	867	$870,212
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	2,889	2,443,001
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	769	773,875
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	2,616	2,472,129
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	356	360,056
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	303	305,559
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	173	172,673
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(7)	216	174,207
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019	296	297,593
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	324	325,336

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020		542	$542,909
Term Loan, Maturing August 14, 2020(2)		150	150,000

			$8,887,550

Radio and Television — 2.7%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		222	$215,055
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		224	223,035
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021		124	124,841
Clear Channel Communications, Inc.
Term Loan, 6.93%, Maturing January 30, 2019		566	539,947
Term Loan, 7.68%, Maturing July 30, 2019		182	176,069
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		2,045	2,013,207
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		192	192,062
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		134	133,612
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		709	712,599
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		322	322,341
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		366	365,540
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		434	431,060
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		270	268,117
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		1,618	1,617,471

			$7,334,956

Retailers (Except Food and Drug) — 8.8%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		487	$488,166
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	175	257,350
Term Loan, 4.31%, Maturing April 28, 2020	GBP	150	221,230
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		1,157	1,155,803
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		2,696	2,673,727
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		311	302,498
Dollar Tree, Inc.
Term Loan, 4.25%, Maturing March 9, 2022		1,400	1,416,407
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		341	335,440
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		524	527,608
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		626	628,020
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		1,414	1,316,018
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,299	1,293,911
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		697	699,765

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		1,253	$1,253,806
Term Loan, 4.00%, Maturing January 28, 2020		498	498,788
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		2,098	2,093,840
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		684	684,093
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		220	220,075
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		1,566	1,567,892
PetSmart, Inc.
Term Loan, 5.00%, Maturing March 11, 2022		2,350	2,370,029
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		421	373,416
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		248	245,023
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		995	1,004,950
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,281	1,277,248
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		395	377,719
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(8)	EUR	145	148,823
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(9)	EUR	164	81,347
Wilton Brands, LLC
Term Loan, 7.55%, Maturing August 30, 2018		280	268,764

			$23,781,756

Steel — 1.8%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		4,020	$3,645,184
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		336	335,317
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		188	186,845
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		741	679,524

			$4,846,870

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 4.00%, Maturing March 11, 2018		904	$905,036
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		743	671,963
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021		569	571,740

			$2,148,739

Telecommunications — 4.2%
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 23, 2020		196	$194,653
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017		200	200,498
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		3,700	3,690,288
IPC Systems, Inc.
Term Loan, 6.50%, Maturing August 6, 2021		675	680,484
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021		893	889,821

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	606	$574,643
Term Loan, 4.00%, Maturing April 23, 2019	912	864,723
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	3,356	3,353,518
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	954	953,383

		$11,402,011

Utilities — 3.8%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	516	$509,768
Term Loan, 3.25%, Maturing January 31, 2022	197	195,064
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	457	458,997
Term Loan, 4.00%, Maturing April 1, 2018	2,328	2,337,538
Term Loan, 4.00%, Maturing October 9, 2019	414	416,044
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	469	469,957
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	244	244,141
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	672	676,075
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	850	854,604
Equipower Resources Holdings, LLC
Term Loan, 4.25%, Maturing December 31, 2019	295	294,936
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	54	54,407
Term Loan, 5.00%, Maturing December 19, 2021	1,218	1,233,439
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	775	777,721
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	274	270,884
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	7	6,978
Term Loan, 4.25%, Maturing May 6, 2020	131	130,345
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	673	682,851
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	198	197,377
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	400	394,000

		$10,205,126

Total Senior Floating-Rate Interests (identified cost $395,026,001)		$386,811,049

Corporate Bonds & Notes — 10.8%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.0%(10)
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(11)	30	$25,650
Orbital ATK, Inc.
5.25%, 10/1/21(11)	20	20,400

Security	Principal Amount* (000’s omitted)	Value
TransDigm, Inc.
7.50%, 7/15/21	10	$10,800
6.00%, 7/15/22	30	30,113
6.50%, 7/15/24	30	30,300

		$117,263

Automotive — 0.0%(10)
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	10	$10,350
General Motors Financial Co., Inc.
4.75%, 8/15/17	40	42,292
3.25%, 5/15/18	5	5,106
Navistar International Corp.
8.25%, 11/1/21	50	48,813

		$106,561

Beverage and Tobacco — 0.0%(10)
Constellation Brands, Inc.
6.00%, 5/1/22	35	$40,075
4.25%, 5/1/23	40	41,250
Cott Beverages, Inc.
5.375%, 7/1/22(11)	25	24,156

		$105,481

Brokerage/Securities Dealers/Investment Houses — 0.0%(10)
Alliance Data Systems Corp.
6.375%, 4/1/20(11)	30	$31,163

		$31,163

Building and Development — 0.2%
Building Materials Corp. of America
5.375%, 11/15/24(11)	40	$40,800
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(11)	20	21,050
HD Supply, Inc.
7.50%, 7/15/20	45	48,375
5.25%, 12/15/21(11)	15	15,488
Hillman Group, Inc. (The)
6.375%, 7/15/22(11)	30	30,150
Interline Brands, Inc.
10.00%, 11/15/18(4)	51	53,677
NCI Building Systems, Inc.
8.25%, 1/15/23(11)	10	10,625
Nortek, Inc.
10.00%, 12/1/18	45	47,745
8.50%, 4/15/21	20	21,500
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(11)	50	51,313
TRI Pointe Holdings, Inc.
4.375%, 6/15/19(11)	20	19,646
5.875%, 6/15/24(11)	25	24,531
USG Corp.
5.875%, 11/1/21(11)	20	21,350
5.50%, 3/1/25(11)	10	10,225

		$416,475

Business Equipment and Services — 0.1%
Acosta, Inc.
7.75%, 10/1/22(11)	60	$62,175
Audatex North America, Inc.
6.00%, 6/15/21(11)	30	31,875

Security	Principal Amount* (000’s omitted)		Value
FTI Consulting, Inc.
6.00%, 11/15/22		20	$21,125
IMS Health, Inc.
6.00%, 11/1/20(11)		40	41,750
ServiceMaster Co. (The)
7.00%, 8/15/20		10	10,675
7.45%, 8/15/27		15	15,263
TransUnion Holding Co., Inc.
8.125%, 6/15/18		60	61,725
United Rentals North America, Inc.
8.375%, 9/15/20		10	10,756
7.625%, 4/15/22		15	16,485
6.125%, 6/15/23		15	15,937

			$287,766

Cable and Satellite Television — 0.8%
AMC Networks, Inc.
7.75%, 7/15/21		20	$21,800
4.75%, 12/15/22		15	15,009
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		80	82,100
5.75%, 1/15/24		5	5,238
CCOH Safari, LLC
5.50%, 12/1/22		35	35,875
5.75%, 12/1/24		40	41,300
CSC Holdings, LLC
5.25%, 6/1/24(11)		5	5,113
DISH DBS Corp.
6.75%, 6/1/21		85	90,737
5.875%, 7/15/22		15	15,281
5.875%, 11/15/24		10	10,038
IAC/InterActiveCorp
4.875%, 11/30/18		20	20,700
Numericable Group SA
4.875%, 5/15/19(11)		200	199,750
Virgin Media Secured Finance PLC
5.375%, 4/15/21(11)		427	449,951
6.00%, 4/15/21(11)	GBP	475	742,241
5.50%, 1/15/25(11)		275	285,656

			$2,020,789

Chemicals and Plastics — 1.5%
Evolution Escrow Issuer, LLC
7.50%, 3/15/22(11)		15	$15,225
Hexion US Finance Corp.
6.625%, 4/15/20		2,225	2,047,000
Ineos Finance PLC
8.375%, 2/15/19(11)		500	532,225
7.50%, 5/1/20(11)		400	423,500
Platform Specialty Products Corp.
6.50%, 2/1/22(11)		25	26,250
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		65	67,844
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		900	954,000
Tronox Finance, LLC
6.375%, 8/15/20		60	58,950

Security	Principal Amount* (000’s omitted)	Value
W. R. Grace & Co.
5.125%, 10/1/21(11)	15	$15,600
5.625%, 10/1/24(11)	5	5,356

		$4,145,950

Conglomerates — 0.1%
Belden, Inc.
5.50%, 9/1/22(11)	10	$10,300
Harbinger Group, Inc.
7.875%, 7/15/19	30	31,725
Spectrum Brands, Inc.
6.375%, 11/15/20	25	26,625
6.625%, 11/15/22	20	21,500
TMS International Corp.
7.625%, 10/15/21(11)	30	30,150

		$120,300

Containers and Glass Products — 0.8%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(11)	5	$5,025
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	1,975	2,046,594
Sealed Air Corp.
8.375%, 9/15/21(11)	5	5,650
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.375%, 5/1/22(11)	15	14,981

		$2,072,250

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(4)	105	$103,162
Party City Holdings, Inc.
8.875%, 8/1/20	65	70,363

		$173,525

Distribution & Wholesale — 0.0%(10)
American Tire Distributors, Inc.
10.25%, 3/1/22(11)	25	$26,125

		$26,125

Drugs — 0.1%
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(11)	90	$93,825
7.50%, 7/15/21(11)	25	27,133
5.50%, 3/1/23(11)	10	10,162

		$131,120

Ecological Services and Equipment — 0.0%(10)
ADS Waste Holdings, Inc.
8.25%, 10/1/20	25	$26,250
Clean Harbors, Inc.
5.25%, 8/1/20	25	25,688
5.125%, 6/1/21	30	30,673
Covanta Holding Corp.
5.875%, 3/1/24	10	10,400

		$93,011

Electronics/Electrical — 0.1%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(11)	10	$10,263

Security	Principal Amount* (000’s omitted)		Value
BMC Software Finance, Inc.
8.125%, 7/15/21(11)		15	$13,800
CommScope Holding Co., Inc.
6.625%, 6/1/20(4)(11)		25	25,750
Freescale Semiconductor, Inc.
6.00%, 1/15/22(11)		20	21,750
Infor US, Inc.
9.375%, 4/1/19		35	37,581
Micron Technology, Inc.
5.25%, 8/1/23(11)		30	30,600
Nuance Communications, Inc.
5.375%, 8/15/20(11)		60	60,900
Open Text Corp.
5.625%, 1/15/23(11)		15	15,600
Sensata Technologies B.V.
5.625%, 11/1/24(11)		5	5,344
Zebra Technologies Corp.
7.25%, 10/15/22(11)		45	48,600

			$270,188

Equipment Leasing — 0.5%
International Lease Finance Corp.
8.625%, 9/15/15		1,000	$1,030,000
6.75%, 9/1/16(11)		175	186,375
7.125%, 9/1/18(11)		175	196,875

			$1,413,250

Financial Intermediaries — 0.5%
CIT Group, Inc.
5.50%, 2/15/19(11)		25	$26,063
5.375%, 5/15/20		5	5,275
First Data Corp.
7.375%, 6/15/19(11)		500	523,750
6.75%, 11/1/20(11)		406	433,405
11.25%, 1/15/21		16	18,240
10.625%, 6/15/21		16	18,280
11.75%, 8/15/21		17	19,161
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
3.50%, 3/15/17		20	20,200
6.00%, 8/1/20		15	15,638
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(12)		35	38,150
Navient Corp.
5.50%, 1/15/19		65	66,462
5.00%, 10/26/20		15	14,756
5.875%, 10/25/24		15	14,063

			$1,213,443

Food Products — 0.8%
Dean Foods Co.
6.50%, 3/15/23(11)		20	$20,150
Iceland Bondco PLC
4.81%, 7/15/20(11)(13)	GBP	1,750	2,137,505
Pilgrim’s Pride Corp.
5.75%, 3/15/25(11)		25	25,625
Post Holdings, Inc.
6.75%, 12/1/21(11)		15	15,188
6.00%, 12/15/22(11)		15	14,531

Security	Principal Amount* (000’s omitted)	Value
WhiteWave Foods Co. (The)
5.375%, 10/1/22	10	$10,775

		$2,223,774

Food/Drug Retailers — 0.0%(10)
Pantry, Inc. (The)
8.375%, 8/1/20	26	$29,575
Rite Aid Corp.
6.125%, 4/1/23(11)(14)	50	51,500

		$81,075

Health Care — 1.1%
Alere, Inc.
8.625%, 10/1/18	20	$20,850
6.50%, 6/15/20	15	15,600
Amsurg Corp.
5.625%, 11/30/20	30	30,750
5.625%, 7/15/22	20	20,550
Biomet, Inc.
6.50%, 8/1/20	80	85,000
Capsugel SA
7.00%, 5/15/19(4)(11)	10	10,181
Centene Corp.
4.75%, 5/15/22	10	10,388
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	1,115	1,152,631
7.125%, 7/15/20	65	68,981
6.875%, 2/1/22	45	48,094
HCA Holdings, Inc.
6.25%, 2/15/21	40	43,348
HCA, Inc.
6.50%, 2/15/20	10	11,285
Hologic, Inc.
6.25%, 8/1/20	130	135,525
inVentiv Health, Inc.
9.00%, 1/15/18(11)	625	659,375
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	25	27,125
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(11)	70	72,712
Opal Acquisition, Inc.
8.875%, 12/15/21(11)	25	25,531
Salix Pharmaceuticals, Ltd.
6.50%, 1/15/21(11)	40	44,450
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(11)	15	15,188
Teleflex, Inc.
5.25%, 6/15/24(11)	10	10,225
Tenet Healthcare Corp.
5.00%, 3/1/19(11)	10	9,950
6.00%, 10/1/20	20	21,225
4.375%, 10/1/21	300	294,750
8.125%, 4/1/22	45	49,725
United Surgical Partners International, Inc.
9.00%, 4/1/20	35	37,756
VWR Funding, Inc.
7.25%, 9/15/17	50	52,375

Security	Principal Amount* (000’s omitted)	Value
WellCare Health Plans, Inc.
5.75%, 11/15/20	35	$36,925

		$3,010,495

Holding Company – Diversified — 0.0%(10)
Argos Merger Sub, Inc.
7.125%, 3/15/23(11)	45	$46,744

		$46,744

Home Furnishings — 0.0%(10)
Tempur Sealy International, Inc.
6.875%, 12/15/20	15	$16,088

		$16,088

Industrial Equipment — 0.0%(10)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(11)	20	$20,650
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(15)	37	22,019
Manitowoc Co., Inc. (The)
5.875%, 10/15/22	20	21,600
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(4)(11)	25	25,250

		$89,519

Insurance — 0.3%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(11)	25	$25,875
CNO Financial Group, Inc.
6.375%, 10/1/20(11)	525	556,500
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(4)(11)	20	19,950
Hub International, Ltd.
7.875%, 10/1/21(11)	25	25,687
USI, Inc.
7.75%, 1/15/21(11)	40	41,200

		$669,212

Internet Software & Services — 0.0%(10)
Netflix, Inc.
5.50%, 2/15/22(11)	35	$35,963
5.875%, 2/15/25(11)	45	46,406

		$82,369

Leisure Goods/Activities/Movies — 0.2%
Activision Blizzard, Inc.
6.125%, 9/15/23(11)	15	$16,387
National CineMedia, LLC
6.00%, 4/15/22	380	392,350
NCL Corp., Ltd.
5.00%, 2/15/18	10	10,250
5.25%, 11/15/19(11)	10	10,300
Regal Entertainment Group
5.75%, 3/15/22	15	15,394
Royal Caribbean Cruises, Ltd.
7.25%, 6/15/16	10	10,675
7.25%, 3/15/18	20	22,400
Viking Cruises, Ltd.
8.50%, 10/15/22(11)	50	55,875

		$533,631

Security	Principal Amount* (000’s omitted)	Value
Lodging and Casinos — 0.7%
Buffalo Thunder Development Authority
11.00%, 12/9/22(11)	124	$106,322
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)	1,075	806,250
9.00%, 2/15/20(6)	825	614,625
GLP Capital, LP/GLP Financing II, Inc.
4.875%, 11/1/20	35	36,050
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	45	47,587
MGM Resorts International
6.625%, 12/15/21	40	42,925
7.75%, 3/15/22	15	16,931
6.00%, 3/15/23	25	25,813
Penn National Gaming, Inc.
5.875%, 11/1/21	20	20,000
Station Casinos, LLC
7.50%, 3/1/21	20	21,400
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(11)	165	103,125

		$1,841,028

Manufacturing — 0.0%(10)
Bombardier, Inc.
5.50%, 9/15/18(11)	15	$15,000
7.50%, 3/15/25(11)	25	24,734

		$39,734

Nonferrous Metals/Minerals — 0.1%
Alpha Natural Resources, Inc.
7.50%, 8/1/20(11)	5	$2,099
CONSOL Energy, Inc.
5.875%, 4/15/22	15	13,650
Eldorado Gold Corp.
6.125%, 12/15/20(11)	55	53,762
IAMGOLD Corp.
6.75%, 10/1/20(11)	35	29,138
Imperial Metals Corp.
7.00%, 3/15/19(11)	10	9,575
Kissner Milling Co., Ltd.
7.25%, 6/1/19(11)	40	41,400
New Gold, Inc.
6.25%, 11/15/22(11)	35	34,825
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(11)	20	20,600

		$205,049

Oil and Gas — 0.7%
Antero Resources Corp.
5.625%, 6/1/23(11)	15	$14,888
Antero Resources Finance Corp.
6.00%, 12/1/20	5	5,028
5.375%, 11/1/21	40	38,950
Berry Petroleum Co.
6.375%, 9/15/22	5	3,938
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(11)	20	20,600
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	25	24,437

Security	Principal Amount* (000’s omitted)	Value
California Resources Corp.
5.50%, 9/15/21(11)	20	$17,925
6.00%, 11/15/24(11)	5	4,406
Chesapeake Energy Corp.
7.25%, 12/15/18	40	43,400
6.125%, 2/15/21	65	66,137
CITGO Petroleum Corp.
6.25%, 8/15/22(11)	325	316,875
Concho Resources, Inc.
5.50%, 4/1/23	105	106,312
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(11)	35	35,044
7.75%, 2/15/23(11)	30	30,450
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	65	65,325
Denbury Resources, Inc.
5.50%, 5/1/22	5	4,525
Endeavor Energy Resources, LP/EER Finance, Inc.
7.00%, 8/15/21(11)	40	38,800
Energy Transfer Equity, LP
5.875%, 1/15/24	30	31,800
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	25	25,750
9.375%, 5/1/20	70	73,587
7.75%, 9/1/22	35	35,875
GenCorp, Inc.
7.125%, 3/15/21	30	32,250
Gulfport Energy Corp.
7.75%, 11/1/20	40	41,200
Laredo Petroleum, Inc.
7.375%, 5/1/22	45	46,969
6.25%, 3/15/23	5	5,000
MEG Energy Corp.
6.375%, 1/30/23(11)	40	37,080
Memorial Resource Development Corp.
5.875%, 7/1/22(11)	50	46,750
Newfield Exploration Co.
5.625%, 7/1/24	65	67,925
Oasis Petroleum, Inc.
6.875%, 3/15/22	35	34,300
6.875%, 1/15/23	75	73,125
Precision Drilling Corp.
6.50%, 12/15/21	5	4,688
Rice Energy, Inc.
7.25%, 5/1/23(11)	5	5,006
Rosetta Resources, Inc.
5.625%, 5/1/21	25	23,625
5.875%, 6/1/22	30	28,275
RSP Permian, Inc.
6.625%, 10/1/22(11)	40	40,400
Sabine Pass Liquefaction, LLC
5.625%, 3/1/25(11)	40	39,650
Sabine Pass LNG, LP
6.50%, 11/1/20	55	57,200
Samson Investment Co.
9.75%, 2/15/20	15	4,200
Seven Generations Energy, Ltd.
8.25%, 5/15/20(11)	65	66,625

Security	Principal Amount* (000’s omitted)	Value
Seventy Seven Energy, Inc.
6.50%, 7/15/22	10	$4,700
SM Energy Co.
6.125%, 11/15/22(11)	10	9,975
6.50%, 1/1/23	45	46,350
Sunoco, LP/Sunoco Finance Corp.
6.375%, 4/1/23(11)	20	20,650
Tesoro Corp.
5.375%, 10/1/22	50	52,500
Tesoro Logistics, LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19(11)	5	5,175
6.25%, 10/15/22(11)	15	15,600
Triangle USA Petroleum Corp.
6.75%, 7/15/22(11)	15	12,188
Williams Partners, LP/ACMP Finance Corp.
4.875%, 3/15/24	5	5,034

		$1,830,492

Pharmaceuticals — 0.1%
VRX Escrow Corp.
5.875%, 5/15/23(11)	65	$66,787
6.125%, 4/15/25(11)	65	67,519

		$134,306

Publishing — 0.1%
Laureate Education, Inc.
10.00%, 9/1/19(11)	315	$299,250
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	70	77,700
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(4)(11)	10	10,087

		$387,037

Radio and Television — 0.4%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	25	$26,062
Series B, 6.50%, 11/15/22	50	52,875
Crown Media Holdings, Inc.
10.50%, 7/15/19	45	48,375
iHeartCommunications, Inc.
9.00%, 12/15/19	451	449,309
11.25%, 3/1/21	25	25,656
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(11)	15	15,563
Sirius XM Radio, Inc.
5.875%, 10/1/20(11)	10	10,450
6.00%, 7/15/24(11)	40	42,100
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	35	36,137
Univision Communications, Inc.
6.75%, 9/15/22(11)	384	413,280
5.125%, 5/15/23(11)	15	15,300

		$1,135,107

Retail — 0.0%(10)
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(4)(11)	25	$22,000

Security	Principal Amount* (000’s omitted)	Value
Family Tree Escrow, LLC
5.25%, 3/1/20(11)	20	$21,050
5.75%, 3/1/23(11)	70	73,850

		$116,900

Retailers (Except Food and Drug) — 0.2%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
6.00%, 4/1/22(11)	50	$52,062
Claire’s Stores, Inc.
9.00%, 3/15/19(11)	20	18,250
Hot Topic, Inc.
9.25%, 6/15/21(11)	60	65,250
Levi Strauss & Co.
6.875%, 5/1/22	30	32,925
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(4)(11)	12	12,300
Michaels Stores, Inc.
5.875%, 12/15/20(11)	20	20,650
Murphy Oil USA, Inc.
6.00%, 8/15/23	60	64,650
Neiman Marcus Group, Ltd., LLC
8.75%, 10/15/21(4)(11)	25	26,625
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(4)(11)	50	50,125
Petco Holdings, Inc.
8.50%, 10/15/17(4)(11)	65	66,950
Radio Systems Corp.
8.375%, 11/1/19(11)	30	32,400
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	30	32,063

		$474,250

Road & Rail — 0.0%(10)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(11)	10	$10,100
WatCo Cos., LLC/WatCo Finance Corp.
6.375%, 4/1/23(11)	15	15,075

		$25,175

Software and Services — 0.0%(10)
IHS, Inc.
5.00%, 11/1/22(11)	25	$25,235
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(4)(11)	40	39,762
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(11)	30	18,975

		$83,972

Steel — 0.0%(10)
AK Steel Corp.
8.75%, 12/1/18	15	$16,031
ArcelorMittal
7.00%, 2/25/22	10	11,000

		$27,031

Surface Transport — 0.1%
Hertz Corp. (The)
6.25%, 10/15/22	35	$36,356

Security	Principal Amount* (000’s omitted)		Value
XPO Logistics, Inc.
7.875%, 9/1/19(11)		80	$84,900

			$121,256

Telecommunications — 0.7%
Avaya, Inc.
9.00%, 4/1/19(11)		20	$20,600
CenturyLink, Inc.
6.75%, 12/1/23		20	22,100
Equinix, Inc.
5.375%, 1/1/22		20	20,950
Frontier Communications Corp.
6.25%, 9/15/21		20	20,150
7.625%, 4/15/24		10	10,463
6.875%, 1/15/25		20	19,850
Intelsat Jackson Holdings SA
7.25%, 10/15/20		55	56,787
Intelsat Luxembourg SA
7.75%, 6/1/21		80	74,100
8.125%, 6/1/23		40	37,050
NII International Telecom S.C.A.
7.875%, 8/15/19(6)(11)		15	13,988
SBA Communications Corp.
5.625%, 10/1/19		30	31,785
SBA Telecommunications, Inc.
5.75%, 7/15/20		50	52,812
Sprint Communications, Inc.
7.00%, 8/15/20		345	352,116
6.00%, 11/15/22		5	4,769
Sprint Corp.
7.25%, 9/15/21		25	25,219
7.875%, 9/15/23		105	107,625
7.625%, 2/15/25		20	20,025
T-Mobile USA, Inc.
6.25%, 4/1/21		15	15,656
6.633%, 4/28/21		20	21,025
6.731%, 4/28/22		5	5,281
6.625%, 4/1/23		25	26,313
6.375%, 3/1/25		20	20,688
Wind Acquisition Finance SA
5.303%, 4/30/19(11)(13)	EUR	250	271,097
6.50%, 4/30/20(11)		225	238,219
4.071%, 7/15/20(11)(13)	EUR	225	242,234
Windstream Corp.
7.75%, 10/1/21		35	35,035
6.375%, 8/1/23		15	13,583

			$1,779,520

Utilities — 0.5%
AES Corp. (The)
5.50%, 3/15/24		10	$10,050
Calpine Corp.
5.375%, 1/15/23		20	20,100
7.875%, 1/15/23(11)		1,188	1,318,918
5.75%, 1/15/25		10	10,113
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
6.75%, 11/1/19(11)		30	31,087
7.375%, 11/1/22(11)		25	26,375
7.625%, 11/1/24(11)		25	26,281

			$1,442,924

		Value
Total Corporate Bonds & Notes (identified cost $30,052,461)		$29,141,348

Asset-Backed Securities — 4.3%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XVII, Series 2014-17A, Class B, 3.107%, 4/17/26(11)(13)	$200	$195,881
Apidos CLO XVII, Series 2014-17A, Class C, 3.557%, 4/17/26(11)(13)	500	472,776
Apidos CLO XVII, Series 2014-17A, Class D, 5.007%, 4/17/26(11)(13)	500	442,598
Apidos CLO XIX, Series 2014-19A, Class E, 5.657%, 10/17/26(11)(13)	1,000	925,581
Ares CLO, Ltd., Series 2014-32A, Class D, 5.945%, 11/15/25(11)(13)	1,000	948,786
Babson CLO, Ltd., Series 2013-IA, Class C, 2.957%, 4/20/25(11)(13)	225	222,573
Babson CLO, Ltd., Series 2013-IA, Class D, 3.757%, 4/20/25(11)(13)	175	171,512
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.353%, 7/15/26(11)(13)	300	300,104
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.353%, 7/15/26(11)(13)	300	274,180
Carlyle Global Market Strategies CLO, Ltd., Series 2014-4A, Class E, 5.45%, 10/15/26(11)(13)	1,000	926,700
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 5.007%, 7/17/19(11)(13)	500	492,431
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.907%, 4/21/25(11)(13)	1,325	1,303,589
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A3L, 2.957%, 8/15/25(11)(13)	750	741,537
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.457%, 8/15/25(11)(13)	320	308,927
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.157%, 8/15/25(11)(13)	215	183,094
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.957%, 4/20/25(11)(13)	200	196,904
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.757%, 4/20/25(11)(13)	200	194,777
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.007%, 7/17/25(11)(13)	475	465,350
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.607%, 7/17/25(11)(13)	475	452,819
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.757%, 7/17/25(11)(13)	550	486,884
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.406%, 4/25/21(11)(13)	1,000	993,381
Ziggurat CLO, Ltd., Series 2014-1A, Class E, 5.28%, 10/17/26(11)(13)	1,000	876,626

Total Asset-Backed Securities (identified cost $11,657,404)		$11,577,010

Common Stocks — 0.8%

Security	Shares	Value
Aerospace and Defense — 0.0%(10)
IAP Worldwide Services, LLC(3)(15)(16)	29	$31,387

		$31,387

Automotive — 0.1%
Dayco Products, LLC(15)	10,159	$378,423

		$378,423

Building and Development — 0.1%
Panolam Holdings Co.(3)(16)(17)	131	$115,039

		$115,039

Food Service — 0.0%(10)
Buffets Restaurants Holdings, Inc.(3)(15)(16)	22,185	$9,096

		$9,096

Home Furnishings — 0.0%
Sanitec Europe Oy E Units(3)(15)(16)	25,787	$0

		$0

Security	Shares	Value
Lodging and Casinos — 0.2%
Affinity Gaming, LLC(3)(15)(16)	23,498	$246,732
Tropicana Entertainment, Inc.(15)(16)	25,430	394,673

		$641,405

Publishing — 0.4%
ION Media Networks, Inc.(3)(15)	2,155	$775,779
MediaNews Group, Inc.(3)(15)(16)	5,771	222,190

		$997,969

Total Common Stocks (identified cost $1,083,732)		$2,173,319

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Business Equipment and Services — 0.1%
Education Management Corp., Series A-1, 7.50%(15)(16)	1,793	$122,148
Education Management Corp., Series A-2 (15)(16)	5,086	58,913

Total Convertible Preferred Stocks (identified cost $195,441)		$181,061

Warrants — 0.0%(10)

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%(10)
Vivarte Luxco(3)(15)(16)	104,081	$57,076

Total Warrants (identified cost $38,147)		$57,076

Miscellaneous — 0.0%(10)

Security	Principal Amount/Shares	Value
Cable and Satellite Television — 0.0%(10)
Adelphia, Inc., Escrow Certificate(16)	270,000	$2,363

		$2,363

Lodging and Casinos — 0.0%(10)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(3)(11)(16)	$54,947	$824

		$824

Oil and Gas — 0.0%(10)
SemGroup Corp., Escrow Certificate(16)	290,000	$725

		$725

Total Miscellaneous (identified cost $0)		$3,912

Short-Term Investments — 4.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(18)	$10,843	$10,842,642

Total Short-Term Investments (identified cost $10,842,642)		$10,842,642

Value
Total Investments — 163.3% (identified cost $448,895,828)	$440,787,417

Other Assets, Less Liabilities — (22.6)%	$(60,814,682)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (40.7)%	$(110,001,837)

Net Assets Applicable to Common Shares — 100.0%	$269,970,898

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor in Possession

PIK	-	Payment In Kind

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after March 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and preferred shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	The issuer is in default on the payment of principal but continues to pay interest.

(8)	Includes new money preferred shares that trade with the loan.

(9)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(10)	Amount is less than 0.05%.

(11)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $25,625,733 or 9.5% of the Trust’s net assets applicable to common shares.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2015.

(14)	When-issued security.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Non-income producing security.

(17)	Restricted security.

(18)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 was $7,828.

The cost and unrealized appreciation (depreciation) of investments of the Trust at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$448,919,225

Gross unrealized appreciation	$4,049,897
Gross unrealized depreciation	(12,181,705)

Net unrealized depreciation	$(8,131,808)

Restricted Securities

At March 31, 2015, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	131	$71,985	$115,039

Total Restricted Securities			$71,985	$115,039

A summary of open financial instruments at March 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/30/15	Euro 1,200,154	United States Dollar 1,363,711	State Street Bank and Trust Company	$72,772	$—	$72,772
5/29/15	British Pound Sterling 2,538,722	United States Dollar 3,930,729	JPMorgan Chase Bank, N.A.	166,254	—	166,254
5/29/15	Canadian Dollar 1,320,654	United States Dollar 1,055,751	State Street Bank and Trust Company	13,844	—	13,844
5/29/15	Euro 2,415,751	United States Dollar 2,745,924	Goldman Sachs International	146,425	—	146,425
5/29/15	Euro 223,875	United States Dollar 237,198	HSBC Bank USA, N.A.	—	(3,706)	(3,706)
6/30/15	British Pound Sterling 2,183,079	United States Dollar 3,244,929	Goldman Sachs International	8,514	—	8,514
6/30/15	Euro 5,284,767	United States Dollar 5,765,760	HSBC Bank USA, N.A.	76,298	—	76,298

				$484,107	$(3,706)	$480,401

At March 31, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At March 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $484,107 and $3,706, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests	$—	$386,568,394	$242,655	$386,811,049
Corporate Bonds & Notes	—	29,119,329	22,019	29,141,348
Asset-Backed Securities	—	11,577,010	—	11,577,010
Common Stocks	394,673	378,423	1,400,223	2,173,319
Convertible Preferred Stocks	—	181,061	—	181,061
Warrants	—	—	57,076	57,076
Miscellaneous	—	3,088	824	3,912
Short-Term Investments	—	10,842,642	—	10,842,642
Total Investments	$394,673	$438,669,947	$1,722,797	$440,787,417
Forward Foreign Currency Exchange Contracts	$—	$484,107	$—	$484,107
Total	$394,673	$439,154,054	$1,722,797	$441,271,524

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(3,706)	$—	$(3,706)
Total	$—	$(3,706)	$—	$(3,706)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2015 is not presented.

At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	May 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2015